Restructuring and Asset Impairment Charges	12 Months Ended
Dec. 31, 2011
Restructuring and Asset Impairment Charges [Abstract]
Restructuring and Asset Impairment Charges

NOTE 5

Restructuring and Asset Impairment Charges

We have initiated various restructuring activities throughout the business during the past three years. The restructuring activities focus on various aspects of operations, including closing and consolidating certain manufacturing operations, rationalizing headcount, and aligning operations in the most strategic and cost-efficient structure. We did not have any individually significant restructuring activities in 2011 or 2009. During the first quarter of 2010, we initiated an action to realign our business to enable better product portfolio integration, encouraging a more coordinated market approach and reduced operational redundancies. As part of the strategic realignment of the business, the previous organizational structure, consisting of seven divisions, was consolidated into three larger divisions. The charges incurred during 2010 under this action primarily related to employee severance, and to a lesser extent, lease cancellation and other costs associated with three facilities that were substantially closed during 2010. The components of all restructuring costs are summarized in the table below.

	Year Ended December 31,
	2011	2010	2009
By components
Severance charges	$18	$30	$1
Other restructuring charges	7	6	5
Reversal of restructuring accruals	(2)	(2)	(1)

Total restructuring charges	23	34	5
Asset impairment charge	—	1	—

Restructuring and impairment charges, net	$23	$35	$5

By segment:
C4ISR Electronics and Systems	$23	$35	$3
Information and Technical Services	—	—	2

Total net restructuring and impairment charge	$23	$35	$5

The following table displays a roll-forward of the restructuring accruals, presented on our Consolidated and Combined Balance Sheets within accrued liabilities.

	Year Ended December 31,
	2011	2010
Balance at January 1,	$17	$4
Charges for plans initiated during the year	21	35
Charges for plans initiated in prior years	—	1
Cash payments	(19)	(21)
Reversal of accruals	(2)	(2)

Balance at December 31,	$17	$17

By accrual type:
Severance accrual	$14	$12
Facility carrying and other costs accrual	3	5
By segment:
C4ISR Electronics and Systems	$17	$17
Information and Technical Services	—	—

The following table displays a roll-forward of employee position eliminations associated with all restructuring activities:

	Year Ended December 31,
	2011	2010
Planned reductions at January 1,	24	—
Additional planned reductions	1,252	931
Actual reductions	(554)	(907)

Planned reductions at December 31,	722	24

The following table provides a roll-forward of the 2010 realignment activities restructuring accrual, including the related charges and payments.

	Year Ended December 31,
	2011	2010
Balance at January 1,	$9	$—
Restructuring charges	—	28
Cash payments	(7)	(18)
Reversal of accruals	(2)	(1)

Balance at December 31,	$—	$9